LONG-TERM INVESTMENTS - Summary of long-term investments (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Equity method investments	[1]	¥ 5,356		¥ 6,593
Available-for-sale debt investments	[2]	525,373		1,181,693
Total		¥ 530,729	$ 81,338	¥ 1,188,286

[1]	The Group holds less than 40% equity interests in several third-party private companies through investments in their common shares or in-substance common share. The Group accounts for the investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. The Group recorded its shares of income in these investments of RMB869, RMB1,348 and RMB63 for the years ended December 31, 2018, 2019 and 2020 respectively.
[2]	Long-term available-for-sale debt investments are reported at fair value. Please refer to debt securities investments described in Note 2.